Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company
As of December 31, 2020, the Company’s principal subsidiaries and VIEs where Autohome WFOE, Chezhiying WFOE and TTP WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Principal Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
TTP Car Inc. (“TTP”)	June 12, 2015	Cayman Islands	49	% (Note)
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Fetchauto Limited (UK)	October 8, 2019	United Kingdom	100%
Fetchauto Limited (Ireland)	October 18, 2019	Ireland	100%
FetchAuto GmbH	December 23, 2019	Germany	100%
TTP CAR (HK) Limited	June 23, 2015	Hong Kong	49%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd. (“Shanghai Advertising”)	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	75%
Chengdu Prbrownies Software Co., Lt d .	September 30, 2016	PRC	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	PRC	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	PRC	100%
Tianjin Autohome Data Information Technology Co., Ltd.	October 15, 2018	PRC	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	PRC	100%
Shanghai Jinpai E-commerce Co., Ltd . (“TTP WFOE”)	July 31, 2015	PRC	49%

Principal VIEs and VIEs’ subsidiaries
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC	—
Shanghai Jinwu Auto Technology Consultant Co., Ltd. (“Shanghai Jinwu”)	September 20, 2007	PRC	—

Schedule of Assets, Liabilities, and Cash Flows of VIEs
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows.

	As of December 31,
	2019	2020
	RMB	RMB	US$
Current assets	375,908	558,442	85,585
Non-current assets	1,607,933	1,653,968	253,482

Total assets	1,983,841	2,212,410	339,067

Accrued expenses and other payables	109,934	497,742	76,282
Advance from customers	63,969	87,604	13,426
Deferred revenue	18,947	17,644	2,704
Amounts due to related parties	453	—	—
Inter-company payables	86,275	103,393	15,846

Total current liabilities	279,578	706,383	108,258

Other liabilities	12,383	9,054	1,387
Deferred tax liabilities	7,121	2,677	410

Total non-current liabilities	19,504	11,731	1,797

Total liabilities	299,082	718,114	110,055

Net assets	1,684,759	1,494,296	229,012

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	673,188	702,040	700,608	107,373
Net income/(loss)	29,099	(848)	23,342	3,577

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(224,531)	(446,358)	23,147	3,547
Net cash generated from investing activities	131,087	478,513	193,190	29,608
Net cash generated from financing activities	—	—	—	—